Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,607	$ 14,925	$ 13,830	$ 19,086	$ 15,306	$ 13,886	$ 11,846	$ 12,223	$ 9,208	$ 9,483	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,308	14,793	13,808	19,196	15,512	14,190	12,197	12,681	9,625	9,984	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 19,698	15,804	14,654	20,233	16,235	14,735	12,573	12,974	9,773	10,062	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,172	15,429	14,349	19,865	15,990	14,547	12,444	12,872	9,720	10,033	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,027,636	1,621,839	1,498,888	2,062,926	1,650,092	1,492,447	1,269,498	1,306,735	982,000	1,008,571	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,478,091	1,181,230	1,090,837	1,499,667	1,198,425	1,083,175	920,668
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,596,669	1,284,344	1,146,179	1,522,729	1,174,385	1,205,901	1,083,849	1,181,030	955,235	953,047	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,381,260	1,111,071	991,546	1,317,295	1,015,947	1,043,211	937,625
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,670,975	1,358,998	1,187,927	1,542,667	1,149,886	1,234,789	1,111,989	$ 1,193,660	$ 967,136	$ 999,410	$ 1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,407,419	$ 1,144,649	$ 1,000,560	$ 1,299,348	$ 968,519	$ 1,040,031	$ 936,599